Condensed Consolidated Balance Sheet (Unaudited) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and balances at central banks	£ 34,201	£ 29,881
Derivative financial instruments	787	1,204
Other financial assets at fair value through profit or loss	124	136
Loans and advances to banks	1,411	1,032
Loans and advances to customers	200,228	199,408
Reverse repurchase agreements - non-trading	11,405	10,338
Other financial assets at amortised cost	3,718	3,408
Macro hedge of interest rate risk	(208)	(738)
Financial assets at fair value through other comprehensive income	7,381	9,040
Interests in other entities	315	289
Intangible assets	1,520	1,539
Property, plant and equipment	1,508	1,563
Current tax assets	354	506
Retirement benefit assets	527	439
Other assets	2,343	1,887
Assets held for sale	20	12
Total assets	265,634	259,944
Liabilities
Deposits by banks	11,907	13,993
Deposits by customers	181,546	180,967
Repurchase agreements - non-trading	7,590	8,617
Derivative financial instruments	1,133	702
Other financial liabilities at fair value through profit or loss	1,061	1,055
Debt securities in issue	42,202	35,673
Macro hedge of interest rate risk	76	47
Other liabilities	1,959	1,852
Provisions	639	611
Deferred tax liabilities	433	246
Retirement benefit obligations	23	23
Subordinated liabilities	2,348	2,385
Total liabilities	250,917	246,171
Equity
Share capital	3,105	3,105
Share premium	5,620	5,620
Other equity instruments	1,860	1,860
Other reserves	123	(333)
Retained earnings	4,009	3,521
Total equity	14,717	13,773
Total liabilities and equity	£ 265,634	£ 259,944